Restricted Share Units	12 Months Ended
Dec. 31, 2022
Restricted Stock Units [Abstract]
Restricted Share Units	RESTRICTED SHARE UNITS
The Company operates a RSU scheme for the purpose of providing incentives and rewards to eligible participants who contribute to the success of the Company’s operations. Eligible participants of the Scheme include the Company’s directors, including independent non-executive directors, and employees of any member of the Company. The RSU Scheme became effective on May 26, 2020 and, unless otherwise cancelled or amended, will remain in force for 10 years from that date. The RSU Scheme has a performance vesting condition and is subject to forfeiture if the participants cannot meet certain performance target set by the board of directors.
The movement in the number of RSUs outstanding for the year ended December 31, 2022, 2021 and 2020 was as follows:

	2022
	Number of RSU	Weighted average grant date fair value
	’000	US$ per unit
Outstanding at January 1	2,601	15.1808
Granted during the year	2,200	20.5695
Vested during the year	(915)	15.1354
Forfeited during the year	(500)	17.3746
Outstanding at December 31	3,386	18.3704

	2021
	Number of RSU	Weighted average grant date fair value
	’000	US$ per unit
Outstanding at January 1	1,113	15.3409
Granted during the year	2,133	15.0120
Vested during the year	(349)	15.2420
Forfeited during the year	(296)	14.4913
Outstanding at December 31	2,601	15.1808
The weighted-average remaining contractual life for outstanding RSUs granted under the RSU Scheme was 7.86 and 8.16 as of December 31, 2022 and 2021, respectively.
The fair value of the awarded shares was calculated based on the market price of the Company’s shares at the respective grant date.
For the year ended December 31, 2022, the fair value of the RSUs granted during the period was $45.3 million ($20.570 each), of which the Company recognized RSU expense of $23.6 million.
For the year ended December 31, 2021, the fair value of the RSUs granted during the period was $32.0 million ($15.012 each), of which the Company recognized RSU expense of $17.8 million.
For the year ended December 31, 2020, the fair value of the RSUs granted during the period was $17.5 million ($15.364 each), of which the Company recognized RSU expense of $2.9 million.
At the date of approval of these financial statements, the Company had 3,386,305 RSUs outstanding under the RSU Scheme, which represented approximately 1.0% of the Company's ordinary shares in issue as at that date.